WARRANT AND DERIVATIVE LIABILITIES (Details) - USD ($)					3 Months Ended			12 Months Ended
	Jan. 01, 2018	Nov. 03, 2017	Mar. 15, 2017	Mar. 31, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)		$ 397,162		$ 1,242,590	$ 0		$ 1,242,590	$ 685,922	$ 288,934
Derivative Liability, Current (in Dollars)		$ 652,054		$ 4,097,444	0		$ 4,097,444	2,358,240	1,937,234
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Dividend Rate			0.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)					0	$ (373,611)		210,465	(422,908)
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)	$ 3,044,162							$ 20,757	103,096
Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate		1.74%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Dividend Rate		0.00%		0.00%			0.00%	0.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate		130.00%		141.00%			141.00%	131.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)								$ (20,583)
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term								0 years
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)					$ 3,044,162	$ 0		$ 0	$ 0
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate				0.56%			0.56%	1.39%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term								1 year 156 days
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate				0.89%			0.89%	1.89%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term								3 years 131 days